RELATED PARTY BALANCES AND TRANSACTIONS (Details) $ in Thousands	12 Months Ended
Mar. 31, 2016 USD ($) item
Amounts due from a related party - current:
Amounts due from related parties - current | $	$ 4,653
Number of company, owned by the non-controlling shareholder of one of the Group's subsidiaries, provided non-interest bearing loans | item	2